COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2015 USD ($)	May 31, 2022 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under construction | vessel		10
Outstanding contractual commitments		$ 295,000,000
TFG Marine | Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary				$ 20,000,000
Maximum liability under guarantee				$ 30,000,000
Amount payable under guarantee		0
Trafigura | Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary		4,000,000
Amount payable under guarantee		0
SFL
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance leases | vessel	8
Charter term	10 years
Purchase option net of sellers credit		112,000,000
Daily time charter rate		$ 19,135
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit	$ 112,000,000		$ 112,000,000
Charter contract term	10 years
Charter term extension	3 years
Daily time charter rate	$ 14,900		$ 14,900